ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

9. ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Accrued employees’ social insurance	$297,335	$327,735
Accrued payroll and commission	302,118	179,183
Accrued rent expense	109,957	29,000
Construction payable	106,095	111,807
Accrued professional fees	175,107	50,840
Deposit	11,644	12,239
Other payables	49,656	41,596
Total	$1,051,912	$752,400

9. ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Accrued employees’ social insurance	$327,735	$364,870
Accrued payroll and commission	179,183	105,844
Accrued rent expense	29,000	-
Construction payable	111,807	-
Accrued professional fees	50,840	16,927
Deposit	12,239	-
Other payables	41,596	26,598
Total	$752,400	$514,239